Change in Fair Value Of Contingent Consideration, Other Income And Other Expenses - Summary of Other Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Clinical Development milestone payments	€ 1,400
Loss on disposal of Property, plant and equipment	10
Total Other Expenses	114	€ 191	€ 2,795
Other Expenses [Member]
Disclosure of Detailed Information About Other Operating Expense Explanatory [Line Items]
Clinical Development milestone payments	69	36	1,372
Remeasurement of RCA's		120	998
Loss on disposal of Property, plant and equipment	10		182
Other	35	35	243
Total Other Expenses	€ 114	€ 191	€ 2,795